Inventories (Tables)	6 Months Ended
Jun. 30, 2026
Inventory Disclosure [Abstract]
Schedule of inventories	Inventories consisted of the following:

	June 30, 2026	December 31, 2025
	(U.S. $ in thousands)
Finished goods	$72,330	$74,573
Work-in-process	4,203	4,125
Raw materials	67,401	66,540
	$143,934	$145,238